Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Revenues, Earnings, Assets and Liabilities Attributable to Motorola Home/Mobile Business
The following table presents financial results of the Motorola Mobile business included in net income (loss) from discontinued operations for the years ended December 31, 2013 and 2014 (in millions):

	Year Ended December 31,
	2013	2014 (1)
Revenues	$4,306	$5,486

Loss from discontinued operations before income taxes	(1,403)	(177)
Benefits from/(Provision for) income taxes	270	(47)
Gain on disposal	0	740
Net (loss) income from discontinued operations	$(1,133)	$516

(1)	The operating results of Motorola Mobile were included in our Consolidated Statements of Income from January 1, 2014 through October 29, 2014, the date of divestiture.
The following table presents the aggregate carrying amounts of the major classes of assets and liabilities divested (in millions):

Assets:
Cash and cash equivalents	$160
Accounts receivable	1,103
Inventories	217
Prepaid expenses and other current assets	357
Prepaid expenses and other assets, non-current	290
Property and equipment, net	542
Intangible assets, net	985
Goodwill	43
Total assets	$3,697

Liabilities:
Accounts payable	$1,238
Accrued compensation and benefits	163
Accrued expenses and other current liabilities	10
Deferred revenue, current	165
Other long-term liabilities	250
Total liabilities	$1,826
The following table presents financial results of the Motorola Home business included in net income (loss) from discontinued operations for the year ended December 31, 2013 (in millions):

Year Ended December 31,
2013 (1)
Revenues	$804

Loss from discontinued operations before income taxes	(67)
Benefits from income taxes	16
Gain on disposal	757
Net income from discontinued operations	$706

(1)	The operating results of Motorola Home were included in our Consolidated Statements of Income from January 1, 2013 through April 17, 2013, the date of divestiture.
The following table presents the aggregate carrying amounts of the major classes of assets and liabilities divested (in millions):

Assets:
Accounts receivable	$424
Inventories	228
Deferred income taxes, net	144
Prepaid and other current assets	152
Property and equipment, net	282
Intangible assets, net	701
Other assets, non-current	182
Total assets	$2,113
Liabilities:
Accounts payable	$169
Accrued expenses and other liabilities	289
Total liabilities	$458